Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: January 10, 2024

Payment Date	1/16/2024
Collection Period Start	12/1/2023
Collection Period End	12/31/2023
Interest Period Start	12/15/2023
Interest Period End	1/15/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$204,245,889.77	$31,936,105.06	$172,309,784.71	0.293643	Sep-25
Class A-2b Notes	$43,995,706.30	$6,879,215.55	$37,116,490.75	0.293643	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,097,151,596.07	$38,815,320.61	$1,058,336,275.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,192,321,165.49	$1,149,637,991.77	0.556277
YSOC Amount	$90,421,785.13	$86,553,932.02
Adjusted Pool Balance	$1,101,899,380.36	$1,063,084,059.75
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$204,245,889.77	3.74000%	30/360	$636,566.36
Class A-2b Notes	$43,995,706.30	5.98844%	ACT/360	$234,191.69
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,097,151,596.07			$3,517,136.30

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,192,321,165.49	$1,149,637,991.77
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,101,899,380.36	$1,063,084,059.75
Number of Receivables Outstanding	70,514	69,525
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	43	43

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,464,048.90
Principal Collections	$42,214,451.78
Liquidation Proceeds	$189,622.84
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$45,868,123.52
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$45,868,123.52

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$993,600.97	$993,600.97	$—	$—	$44,874,522.55
Interest - Class A-1 Notes	$—	$—	$—	$—	$44,874,522.55
Interest - Class A-2a Notes	$636,566.36	$636,566.36	$—	$—	$44,237,956.19
Interest - Class A-2b Notes	$234,191.69	$234,191.69	$—	$—	$44,003,764.50
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$42,076,774.50
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$41,584,436.25
First Allocation of Principal	$—	$—	$—	$—	$41,584,436.25
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$41,516,827.92
Second Allocation of Principal	$—	$—	$—	$—	$41,516,827.92
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$41,442,886.25
Third Allocation of Principal	$15,067,536.32	$15,067,536.32	$—	$—	$26,375,349.93
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,289,849.93
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,289,849.93
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,289,849.93
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,542,065.64
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,542,065.64
Remaining Funds to Certificates	$2,542,065.64	$2,542,065.64	$—	$—	$—
Total	$45,868,123.52	$45,868,123.52	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$90,421,785.13
Increase/(Decrease)	$(3,867,853.11)
Ending YSOC Amount	$86,553,932.02

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,101,899,380.36	$1,063,084,059.75
Note Balance	$1,097,151,596.07	$1,058,336,275.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	32	$468,721.94
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	114	$189,622.84
Monthly Net Losses (Liquidation Proceeds)			$279,099.10
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.17%
Current Collection Period			0.29%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$3,347,670.19
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	157	$3,333,243.35
60-89 Days Delinquent	0.08%	42	$939,131.93
90-119 Days Delinquent	0.02%	12	$282,195.66
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	211	$4,554,570.94

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$311,111.18
Total Repossessed Inventory		17	$414,727.82

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		54	$1,221,327.59
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.11%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.19	0.10%	46	0.07%